Deposits - Summary of the Certificates of Deposits by Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Balance
2023	$ 1,575,617
2024	30,617
2025	9,297
2026	5,092
2027	3,726
Thereafter	33
Total certificates of deposit	$ 1,624,382	$ 526,381
Percentage of Total
2023	97.00%
2024	1.90%
2025	0.60%
2026	0.30%
2027	0.20%
Thereafter	0.00%
Total certificates of deposit	100.00%